EATON VANCE SENIOR INCOME TRUST

Supplement to Statement of Additional Information dated February 28, 2019

The following is added to the tables under “Portfolio Managers.” in “Investment Advisory and Other Services”:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
William E. Holt*
Registered Investment Companies	0	$ 0	0	$ 0
Other Pooled Investment Vehicles	0	$ 0	0	$ 0
Other Accounts	0	$ 0	0	$ 0
Catherine C. McDermott*
Registered Investment Companies	3	$ 2,499.9	0	$ 0
Other Pooled Investment Vehicles	0	$ 0	0	$ 0
Other Accounts	0	$ 0	0	$ 0
Daniel McElaney*
Registered Investment Companies	0	$ 0	0	$ 0
Other Pooled Investment Vehicles	0	$ 0	0	$ 0
Other Accounts	0	$ 0	0	$ 0
Andrew Sveen*
Registered Investment Companies	3	$ 1,994.9	0	$ 0
Other Pooled Investment Vehicles	0	$ 0	0	$ 0
Other Accounts	0	$ 0	0	$ 0

*	As of December 31, 2018

Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund*	Aggregate Dollar Range of Equity Securities Beneficially Owned in all Registered Funds in the Eaton Vance Family of Funds*
William E. Holt	None	$100,001 - $500,000
Catherine C. McDermott	None	$500,001 - $1,000,000
Daniel McElaney	None	$100,001 - $500,000
Andrew Sveen	None	$100,001 - $500,000

*	As of December 31, 2018. Messrs. Holt, McElaney and Sveen and Ms. McDermott became portfolio managers effective March 1, 2019.

March 8, 2019